Long-Term Debt - Additional Information - NOK Bonds (Detail) (Nibor Loan [Member])			12 Months Ended
	Dec. 31, 2014 Public Subsidiaries [Member] Norwegian Kroner-denominated bonds due between October 2015 and September 2018 [Member] USD ($)	Dec. 31, 2014 Public Subsidiaries [Member] Norwegian Kroner-denominated bonds due between October 2015 and September 2018 [Member] NOK	Dec. 31, 2014 Public Subsidiaries [Member] Norwegian Kroner-denominated bonds due between October 2015 and September 2018 [Member] Minimum [Member]	Dec. 31, 2014 Public Subsidiaries [Member] Norwegian Kroner-denominated bonds due between October 2015 and September 2018 [Member] Maximum [Member]	Dec. 31, 2014 Teekay Offshore [Member] Norwegian Kroner Bond Mature in January 2019 [Member] USD ($)	Jan. 31, 2014 Teekay Offshore [Member] Norwegian Kroner Bond Mature in January 2019 [Member] NOK
Debt Instrument [Line Items]
Senior unsecured bonds issued		4,200,000,000				1,000,000,000
Debt instrument, carrying amount	563,600,000				134,200,000
Percentage of margin			4.00%	5.75%	4.25%
Debt instrument interest			4.80%	7.49%	6.28%
Debt instrument transfer of principal amount	$ 732,400,000				$ 162,200,000